Shareholder Report, Holdings (Details) - C000232072	Dec. 31, 2025
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Puerto Rico Housing Finance Authority 12/01/2028
Holdings [Line Items]
Percent of Net Asset Value	7.12%
Ginnie Mae I Pool 04/15/2036
Holdings [Line Items]
Percent of Net Asset Value	6.53%
Texas A&M University 05/15/2028
Holdings [Line Items]
Percent of Net Asset Value	5.78%
Development Authority of Gwinnett County 09/01/2046
Holdings [Line Items]
Percent of Net Asset Value	4.95%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2046
Holdings [Line Items]
Percent of Net Asset Value	4.64%
Microsoft Corp. 08/08/2036
Holdings [Line Items]
Percent of Net Asset Value	4.59%
Fannie Mae Pool 06/01/2036
Holdings [Line Items]
Percent of Net Asset Value	4.51%
Fannie Mae Pool 01/01/2036
Holdings [Line Items]
Percent of Net Asset Value	3.94%
City of Seattle WA 04/01/2032
Holdings [Line Items]
Percent of Net Asset Value	3.57%
> 10 Years
Holdings [Line Items]
Percent of Net Asset Value	67.70%
5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	20.50%
1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	11.60%
3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Puerto Rico Fannie Mae Bonds
Holdings [Line Items]
Percent of Net Asset Value	36.54%
Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.06%
Puerto Rico GNMA Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Puerto Rico Government Instrumentalities Tax Exempt Notes
Holdings [Line Items]
Percent of Net Asset Value	12.54%
Puerto Rico Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.99%
Puerto Rico Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.06%